Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance (in shares) at Dec. 31, 2020		1,280,207
Balance at Dec. 31, 2020		$ 1,280	$ 130,722,286	$ (105,909,384)		$ 24,814,182
Conversion of Series C preferred stock to common stock						0
Unrealized loss on marketable securities						0
Net loss		0	0	(24,095,727)		(24,095,727)
Vesting of restricted stock units		$ 207	0	0		0
Sale of common stock (in shares)		673,171
Sale of common stock		$ 673	31,093,629	0		31,094,302
Issuance of common stock upon exercise of warrants (in shares)		84,600
Issuance of common stock upon exercise of warrants		$ 85	2,201,365	0		2,201,450
Stock-based compensation expense		$ 0	897,260	0		897,260
Balance (in shares) at Dec. 31, 2021	0	2,038,185
Balance at Dec. 31, 2021	$ 0	$ 2,038	164,914,540	(130,005,111)	$ 0	34,911,467
Unrealized loss on marketable securities						0
Sale of Series C preferred stock to related parties (in shares)	10,000
Sale of Series C preferred stock to related parties	$ 5,000	0	0	0	0	5,000
Stock-based compensation expense and vesting of restricted stock units (in shares)	0
Unrealized loss on marketable securities	$ 0	0	0	0	(49,658)	(49,658)
Net loss	0	0	0	(4,526,641)	0	(4,526,641)
Vesting of restricted stock units	$ 0	$ 207	278,131	0	0	278,131
Balance (in shares) at Mar. 31, 2022	10,000	2,038,392
Balance at Mar. 31, 2022	$ 5,000	$ 2,038	165,192,671	(134,531,752)	(49,658)	30,618,299
Unrealized loss on marketable securities	$ 0	$ 0	0	0	(49,658)	(49,658)
Balance (in shares) at Dec. 31, 2021	0	2,038,185
Balance at Dec. 31, 2021	$ 0	$ 2,038	164,914,540	(130,005,111)	0	34,911,467
Sale of Series C preferred stock to related parties (in shares)	10,000	0
Sale of Series C preferred stock to related parties	$ 5,000	$ 0	0	0	0	5,000
Conversion of Series C preferred stock to common stock (in shares)	(10,000)	(200)
Conversion of Series C preferred stock to common stock	$ (5,000)					(5,000)
Conversion of Series C preferred stock to common stock (in shares)	10,000	200
Stock-based compensation expense and vesting of restricted stock units (in shares)	0	1,172
Stock-based compensation expense and vesting of restricted stock units	$ 0	$ 2	928,050	0	0	928,052
Unrealized loss on marketable securities	0	0	0	0	(35,375)	(35,375)
Net loss	$ 0	$ 0	0	(15,591,428)	0	(15,591,428)
Balance (in shares) at Dec. 31, 2022	0	2,039,557
Balance at Dec. 31, 2022	$ 0	$ 2,040	165,847,590	(145,596,539)	(35,375)	20,217,716
Unrealized loss on marketable securities	$ 0	$ 0	0	0	(35,375)	(35,375)
Conversion of Series C preferred stock to common stock			5,000
Stock-based compensation expense and vesting of restricted stock units (in shares)		468
Unrealized loss on marketable securities		$ 0	0	0	32,252	32,252
Net loss		0	0	(4,092,384)	0	(4,092,384)
Vesting of restricted stock units		$ 0	121,371	0	0	121,371
Balance (in shares) at Mar. 31, 2023		2,040,025
Balance at Mar. 31, 2023		$ 2,040	165,968,961	(149,688,923)	(3,123)	16,278,955
Unrealized loss on marketable securities		$ 0	$ 0	$ 0	$ 32,252	$ 32,252